Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 321,160	₩ 217,594
Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	267,151	₩ 182,661
Assets, contractual cash flows	281,636
Less than 1 year [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	169,761
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	₩ 111,875